Related-Party Disclosures - Schedule of Transactions With Related Parties (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Joint Ventures Where Entity is Venturer [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	CAD 40.6	CAD 41.5
Distributions Paid	1.3	0.3
Amounts Owed by Related Parties	11.1	28.1
Associates [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	10.2	11.9
Distributions Paid	0.7	0.5
Amounts Owed by Related Parties	CAD 0.8	CAD 2.4